Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses

Note Q: Other Expenses

In 2012, the Corporation incurred business development costs of $35,140,000, which decreased 2012 net earnings by $21,242,000, or $0.46 per diluted share. In 2011, the Corporation incurred business development costs of $18,575,000, which decreased net earnings for 2011 by $11,409,000, or $0.25 per diluted share.

The Corporation incurred early retirement and severance expenses totaling $3,885,000, or $0.05 per diluted share, in 2012 and $4,414,000, or $0.06 per diluted share, in 2011. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statements of earnings.

In 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the previously-established legal reserve, thereby increasing net earnings for 2010 by $2,751,000, or $0.06 per diluted share.